Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company has never granted, and has no plans to grant, any LTIP award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Method
Although we do not have a formal policy with respect to the timing of grants of our LTIP awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule, at its January meeting each year. We also periodically grant off-cycle LTIP awards in connection with specific circumstances such as new hires, promotions, retention efforts or as replacement grants.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has never granted, and has no plans to grant, any LTIP award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false